Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Amortized Cost
Amortized Cost	₨ 1,862,550.9	$ 28,114.0	₨ 1,489,085.4
Fair Value
Total	1,878,684.4	28,357.5	1,504,412.8
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	780,914.9
Over one year through five years	302,185.8
Over five years through ten years	392,881.6
Over ten years	365,732.2
Amortized Cost	1,841,714.5		1,463,503.0
Fair Value
Within one year	781,292.9	11,793.1
Over one year through five years	305,623.6	4,613.2
Over five years through ten years	400,412.7	6,044.0
Over ten years	370,295.9	5,589.4
Total	₨ 1,857,625.1	$ 28,039.7	₨ 1,478,411.7